IndexIQ Trust

800 Westchester Avenue

Suite S-710

Rye Brook, NY 10573

September 7, 2016

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Top 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	IndexIQ Trust – File Nos.: 811-22185 and 333-149351
(the “Registrant”)

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus filed August 30, 2016 for the IQ Hedge Multi-Strategy Plus Fund (Accession Number 0000891092-16-016996). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please do not hesitate to contact Matthew V. Curtin at (914) 481-8397 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary